Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of the major related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”) (1)	A shareholder of the Group
Dada and its subsidiaries (“Dada Group”) (2)	An investee of the Group
JD Technology	An investee of the Group, and controlled by the Founder
Property Funds	Investees of the Group

(1)
In March 2022, Tencent completed a distribution of approximately 460 million Class A ordinary shares of the Company owned by Tencent to its shareholders. As of March 31, 2022, Tencent’s shareholding in the Company was approximately 2.3% and Tencent had no significant influence over the Company. As a result, Tencent Group was not considered as the Group’s related party since then.

(2)	Dada became the subsidiary of the Company since February 28, 2022. As a result, Dada Group was not considered as the Group’s related party since then.

Schedule of the major related party transactions
(a)	The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Revenues:
Commission from cooperation on advertising business with Tencent Group (1)	44	—	—
Services provided and products sold to Tencent Group (1)	77	—	—
Services provided and products sold to Dada Group (2)	135	—	—
Services provided and products sold to JD Technology	1,044	1,696	1,701
Services provided to Property Funds	131	177	208
Cost of revenues and operating expenses:
Services received and purchases from Tencent Group (1)	1,314	—	—
Services received from Dada Group (2)	212	—	—
Payment processing and other services received from JD Technology	11,494	13,833	13,693
Lease and property management services received from Property Funds	1,249	1,681	1,765
Other income:
Income from non-compete agreement with Dada Group (2)	13	—	—
Interest income from loans provided to JD Technology	301	287	—	*
Interest income from loans provided to Property Funds	43	56	48

*	Absolute value is less than RMB1 million or US$1 million.

Schedule of the major related party balances
(b)	The Group had the following balances with the major related parties:

	As of December 31,
	2023	2024
	(RMB in millions)
Due from/(to) JD Technology
Loans provided to JD Technology (3)	50	—
Other payables to JD Technology	(1,497)	(1,170)
Due from Property Funds
Loans provided to Property Funds (3)	1,136	2,457
Other receivables from Property Funds	427	1,837

Total	116	3,124

(3)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.